Derivative Instruments - Summary of Interest Rate Swap Positions (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Minimum [Member]
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate	2.25%
Maximum
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate	2.40%
London Interbank Offered Rate (LIBOR) [Member] | United States Dollar Denominated Interest Rate Swaps One [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 50,000
Fair Value /Carrying Amount of Liability	$ (120)
LIBOR-Based Debt:
Remaining Term	3 years 3 months 18 days
Fixed Swap Rate	0.76%